Total revenue and income (Tables)	12 Months Ended
Dec. 31, 2019
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Total revenue and income

	For the year ended December 31,
	2019	2018	2017
Gross revenue from transaction activities and other services (i)	3,862,627	2,638,103	1,391,381
Gross revenue from sales (ii)	243,728	513,795	655,153
Gross financial income (iii)	2,054,430	1,464,877	858,410
Other financial income (iv)	126,404	278,445	8,576

Total gross revenue and income	6,287,189	4,895,220	2,913,520

Deductions from gross revenue from transactions activities and other services (v)	(486,559)	(371,000)	(167,120)
Deductions from gross revenue from sales (vi)	(69,502)	(139,183)	(183,229)
Deductions from gross financial income (vii)	(23,919)	(50,345)	(39,786)

Total deductions from gross revenue and income	(579,980)	(560,528)	(390,135)

Total revenue and income	5,707,209	4,334,692	2,523,385

(i)	In the year ended December 31, 2019, R$8,815 correspond to membership fee.
(ii)	In the year ended December 31, 2019, R$30,031 correspond to reversal of inventory provisions (obsolescence and net realizable value).
(iii)	Includes (a) interest income from early payment of notes payable to third parties and (b) interest on accounts receivable due in installments.
(iv)	The decrease in the period refers to foreign exchange gain on the currency conversion of the IPO and follow-on offering proceeds for the year ended December 31, 2018 in the amount of R$131,212.
(v)	Deductions consist of sales taxes. Additionally, in the year ended December 31, 2019, R$815 correspond to membership fee taxes.
(vi)	Deductions include sales taxes and returns.
(vii)	Deductions consist of taxes on financial income.